Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue
Survey revenue [note 16]	2,684,095	10,937,575	144,650
Expense
Survey cost	1,632,159	3,633,645	46,713
General and administrative	4,112,787	4,508,506	3,218,143
Stock based compensation expense [note 10]	492,000	265,000	344,800
Amortization of property and equipment	85,484	125,015	160,478
Total expense	6,322,430	8,532,166	3,770,134
Other expense (income)
Interest expense (income), net	(25,455)	2,744	(16,353)
Foreign exchange loss (gain)	(150,350)	14,686	(28,209)
Oil and natural gas operations	14,400	15,273	3,679
Other expense	93,585	51,700
Increase (decrease) in fair value of US$ Warrants [note 12]	1,371,500	(168,143)
Total other income (expense)	1,303,680	(83,740)	(40,883)
Income (loss) before income taxes	(4,942,015)	2,489,149	(3,584,601)
Income tax expense [note 13]	399,546	426,421
Income (loss) and comprehensive income (loss)	(5,341,561)	2,062,728	(3,584,601)
Income (loss) per share [note 9] - Basic	(0.13)	0.05	(0.10)
Income (loss) per share [note 9] - Diluted	(0.13)	0.04	(0.10)